STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Stock Subscriptions Payable	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance, shares at Dec. 31, 2014	8,938,318
Beginning balance, value at Dec. 31, 2014		$ 21,905,643	$ 0	$ (18,946,856)	$ 192,319	$ 3,151,106
Stock compensation, non-employees		41,845				41,845
Private placement, common stock and warrants issuance for cash, shares	231,100
Private placement, common stock and warrants issuance for cash		219,990				219,990
Derivative liability adjustment		(191,490)
Stock subscriptions received			21,514			21,514
Stock options issued						4,444
Ending balance, shares at Dec. 31, 2015	9,169,418
Ending balance, value at Dec. 31, 2015		21,975,988	21,514	(16,193,263)	(533,352)	5,270,887
Derivative liability adjustment		(191,490)				(169,700)
Private placement, common stock and warrants issuance for cash and subscriptions payable, shares	668,167
Private placement, common stock and warrants issuance for cash and subscriptions payable, value		169,700	(21,514)			148,486
Private placement, common stock, shares	380,000
Private placement, common stock, value		76,000				76,000
Issuance of stock for purchase of oil properties from related parties, Shares	3,997,431
Issuance of stock for purchase of oil properties from related parties, value		867,443				867,443
Stock subscriptions received				(7,332,474)	161,864	(7,170,610)
Reclassification of warrant derivative liability due to warrant exercise						169,700
Stock options issued						0
Ending balance, shares at Dec. 31, 2016	14,215,106
Ending balance, value at Dec. 31, 2016		22,919,431	0	(23,525,737)	(371,488)	(977,794)
Private placement, common stock and warrants issuance for cash, shares	1,380,495
Private placement, common stock and warrants issuance for cash		176,052				176,052
Derivative liability adjustment						0
Reclassification of warrant derivative liability due to warrant exercise						0
Issuance of stock for services	$ 258,208	83,060				83,060
Stock options issued		53,712				0
Net income/loss and comprehensive loss				279,961	(34,325)	245,636
Ending balance, shares at Dec. 31, 2017	15,853,719
Ending balance, value at Dec. 31, 2017		$ 23,232,255	$ 0	$ (23,245,776)	$ (405,813)	$ (419,334)